Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Segment Y	Dec. 31, 2010 Segment	Dec. 31, 2009
Reportable Segments
Number of operating segments led by Group Presidents									3
Number of operating segment led by Group president responsible for corporate services									1
Number of smaller operating segments led by Group President									3
Number of operating segments									7	25
Number of reportable segments									4	12
Useful life of goodwill (in years)									20
External sales and revenues	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 60,138	$ 42,588	$ 32,396
Depreciation and amortization									2,527	2,296	2,336
Segment profit (loss)									7,153	3,963	577
Segment assets	81,446				64,020				81,446	64,020	60,038
Reportable segments
Reportable Segments
External sales and revenues									58,413	40,722	30,892
Inter-segment sales and revenues									4,076	3,252	1,785
Total sales and revenues									62,489	43,974	32,677
Depreciation and amortization									2,243	2,013	2,049
Segment profit (loss)									9,030	5,289	1,579
Segment assets	63,165				49,486				63,165	49,486	49,268
Capital expenditures									3,657	2,442	2,153
Machinery and Power Systems
Reportable Segments
External sales and revenues									57,392	39,867	29,540
Depreciation and amortization									1,802	1,573	1,594
Segment assets	54,679				39,491				54,679	39,491	34,196
Machinery and Power Systems | Reportable segments
Reportable Segments
External sales and revenues									55,410	37,776	27,753
Inter-segment sales and revenues									4,076	3,252	1,785
Total sales and revenues									59,486	41,028	29,538
Depreciation and amortization									1,533	1,298	1,307
Segment profit (loss)									8,443	4,860	1,180
Segment assets	31,418				19,140				31,418	19,140	17,038
Capital expenditures									2,466	1,482	1,177
Construction Industries | Reportable segments
Reportable Segments
External sales and revenues									19,667	13,572	8,507
Inter-segment sales and revenues									575	674	516
Total sales and revenues									20,242	14,246	9,023
Depreciation and amortization									526	515	555
Segment profit (loss)									2,056	783	(768)
Segment assets	7,942				6,927				7,942	6,927	6,600
Capital expenditures									915	576	403
Resource Industries | Reportable segments
Reportable Segments
External sales and revenues									15,629	8,667	5,857
Inter-segment sales and revenues									1,162	894	414
Total sales and revenues									16,791	9,561	6,271
Depreciation and amortization									463	281	313
Segment profit (loss)									3,334	1,789	288
Segment assets	14,559				3,892				14,559	3,892	3,773
Capital expenditures									717	339	243
Power Systems | Reportable segments
Reportable Segments
External sales and revenues									20,114	15,537	13,389
Inter-segment sales and revenues									2,339	1,684	855
Total sales and revenues									22,453	17,221	14,244
Depreciation and amortization									544	502	439
Segment profit (loss)									3,053	2,288	1,660
Segment assets	8,917				8,321				8,917	8,321	6,665
Capital expenditures									834	567	531
Financial Products Segment | Reportable segments
Reportable Segments
External sales and revenues									3,003	2,946	3,139
Total sales and revenues									3,003	2,946	3,139
Depreciation and amortization									710	715	742
Segment profit (loss)									587	429	399
Segment assets	31,747				30,346				31,747	30,346	32,230
Capital expenditures									$ 1,191	$ 960	$ 976